LEASES	12 Months Ended
Dec. 31, 2012
LEASES [Abstract]
LEASES
NOTE 19 – LEASES

We have non-cancelable operating leases for certain office facilities, some of which include renewal options and escalation clauses.

A summary of future minimum lease payments under non-cancelable operating leases at December 31, 2012, follows:

(In thousands)

2013	$1,211
2014	1,020
2015	954
2016	925
2017	896
2018 and thereafter	2,527
Total	$7,533

Rental expense on operating leases totaled $1.2 million, $1.4 million and $1.3 million in 2012, 2011 and 2010, respectively.